Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Monetta Trust
Entity Central Index Key	0000894240
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Monetta Fund
Shareholder Report [Line Items]
Fund Name	Monetta Fund
Class Name	Monetta Fund
Trading Symbol	MONTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monetta Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Fund	$148	1.31%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During 2025 the S&P 500 Index posted a total annual return of 17.88%. This was slightly less than the yearly returns of 25.02% and 26.29% of 2024 and 2023 respectively, but still above historical averages. The markets were driven mainly by AI enthusiasm, higher than expected corporate earnings, a series of interest rates cuts and declining oil prices. Despite overall gains, the market was extremely volatile due to extended valuations in the AI sector and the impact of tariffs on economic growth.
The Monetta Fund rose 25.78% for the year-ended December 31, 2025. This significantly outperformed the 17.88% return of its benchmark index, the S&P 500. The Monetta Fund benefited from its holdings in the AI sector, which led the market advance during 2025.
The largest contributors to Fund performance included Palantir Technologies, Alphabet and Robinhood Markets, representing 4.38%, 7.07% and 2.99%, respectively, of the year-end portfolio. The biggest detractors from Fund performance were holdings in Nike, Core Weave and MicroStrategy, all of which were sold during 2025.
Will stocks “four-peat” in 2026? While AI continues to be a transformative force, it is raising concerns over ownership, stretched valuations and sustainability. The latest bull market gains have been disproportionately concentrated among a handful of mega-cap stocks. Although these stocks’ earnings may need time to catch up with valuations, the key to outperformance will be to reposition into those sectors that could benefit from the next phase of AI innovation. We believe the economic outlook for 2026 appears to be supportive of stocks that could provide a tailwind for equity prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Fund	25.78	12.43	13.90
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information.
Net Assets	$ 102,051,739
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 894,236
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$102,051,739
Number of Holdings	56
Net Advisory Fee	$894,236
Portfolio Turnover	62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
Amazon.com, Inc.	7.1%
Alphabet, Inc.	7.1%
NVIDIA Corp.	5.5%
First American Government Obligations Fund	4.5%
Palantir Technologies, Inc.	4.4%
Microsoft Corp.	3.8%
JPMorgan Chase & Co.	3.8%
Apple, Inc.	3.5%
Meta Platforms, Inc.	3.2%
Robinhood Markets, Inc.	3.0%

Industry	(%)
Technology	38.6%
Retail	12.1%
Financial	12.0%
Consumer Cyclical	8.7%
Healthcare	7.6%
Capital Equipment	6.3%
Energy	6.2%
Basic Material	3.9%
Cash & Other	4.6%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://monetta.com/resources/
Monetta Young Investor Growth Fund
Shareholder Report [Line Items]
Fund Name	Monetta Young Investor Growth Fund
Class Name	Monetta Young Investor Growth Fund
Trading Symbol	MYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Monetta Young Investor Growth Fund for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://monetta.com/resources/. You can also request this information by contacting us at 1-800-MONETTA.
Additional Information Phone Number	1-800-MONETTA
Additional Information Website	https://monetta.com/resources/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Monetta Young Investor Growth Fund	$155	1.44%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
During 2025 the S&P 500 Index posted a total annual return of 17.88%. This was slightly less than the yearly returns of 25.02% and 26.29% of 2024 and 2023 respectively, but still above historical averages. The markets were driven mainly by AI enthusiasm, higher than expected corporate earnings, a series of interest rates cuts and declining oil prices. Despite overall gains, the market was extremely volatile due to extended valuations in the AI sector and the impact of tariffs on economic growth.
The Young Investor Growth Fund appreciated 15.46% for the year-ended December 31, 2025. This was slightly below the 17.88% return of its benchmark index, the S&P 500. The Young Investor Fund trailed the performance of its benchmark index primarily due to the lackluster performance of a few of its largest security holdings. This included Amazon.com, Microsoft Corporation and Apple, representing 8.10%, 3.96% and 3.18% respectively of the year-end net asset value. The largest contributors to Fund performance were holdings in Alphabet, JPMorgan Chase and Tesla Motors, representing 8.08%, 4.52% and 2.10% respectively of the year-end net asset value.
Will stocks “four-peat” in 2026? While AI continues to be a transformative force, it is raising concerns over ownership, stretched valuations and sustainability. The latest bull market gains have been disproportionately concentrated among a handful of mega-cap stocks. Although these stocks’ earnings may need time to catch up with valuations, the key to outperformance will be to reposition into those sectors that could benefit from the next phase of AI innovation. We believe the economic outlook for 2026 appears to be supportive of stocks that could provide a tailwind for equity prices.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Monetta Young Investor Growth Fund	15.46	12.27	13.85
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://monetta.com/performance/ for more recent performance information.
Net Assets	$ 42,738,280
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 225,995
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$42,738,280
Number of Holdings	26
Net Advisory Fee	$225,995
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top 10 Issuers	(%)
SPDR S&P 500 Trust	30.3%
Vanguard S&P 500	19.8%
Amazon.com, Inc.	8.1%
Alphabet, Inc.	8.1%
JPMorgan Chase & Co.	4.5%
Microsoft Corp.	4.0%
Apple, Inc.	3.2%
NVIDIA Corp.	2.2%
Tesla, Inc.	2.1%
Meta Platforms, Inc.	1.9%

Industry	(%)
Broad Based ETFs	50.1%
Technology	24.1%
Retail	9.7%
Financial	5.5%
Consumer Cyclical	4.5%
Healthcare	2.9%
Basic Material	1.1%
Energy	0.9%
Cash & Other	1.2%
Sector Breakdown (% of net assets)

Updated Prospectus Web Address	https://monetta.com/resources/